Earnings Per Common Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings Per Common Share	EARNINGS PER COMMON SHARE

	2025			2024
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Quarter ended June 30
Basic EPS	384	502.6	0.76	331	494.0	0.67
Potential dilutive effect of stock-based compensation	—	0.3		—	0.2
Diluted EPS	384	502.9	0.76	331	494.2	0.67

Year-to-date June 30
Basic EPS	883	501.5	1.76	790	492.8	1.60
Potential dilutive effect of stock-based compensation	—	0.3		—	0.4
Diluted EPS	883	501.8	1.76	790	493.2	1.60